NOTE 4 - ACCRUED EXPENSES AND ACCRUED EXPENSES - RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 4 -        ACCRUED EXPENSES AND ACCRUED EXPENSES – RELATED PARTIES

Accrued expenses and accrued expenses – related parties consist of the following at December 31, 2011 and 2010:

	2011	2010
Accrued payroll and consulting – related parties	$1,841,922	$1,845,422
Accrued interest	431,302	407,646
Accrued payroll taxes – related parties	118,605	118,894
Other accruals	20,684	19,883

Total	$2,412,513	$2,391,845

Accrued expenses – related parties relate to accrued but unpaid prior payroll and consulting fees (and associated taxes) for certain of the Company’s employees who are also directors, officers or stockholders.